UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Schedule of Investments February 29, 2016 (unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 15.7%
Brinker International	46,000	$2,290,800
Dick's Sporting Goods	83,350	3,539,874
Discovery Communications, Class A *	94,000	2,350,000
Gentex	209,000	3,043,040
Interpublic Group of Companies	46,400	992,496
Johnson Controls	78,700	2,869,402
Michaels *	94,430	2,200,219
		17,285,831
Consumer Staples - 5.5%
Archer-Daniels-Midland	82,000	2,866,720
Ingredion	10,610	1,073,944
Whole Foods Market	69,100	2,163,521
		6,104,185
Energy - 9.3%
Apache	76,500	2,928,420
Cameron International *	43,750	2,868,250
EQT	41,000	2,285,340
Pioneer Natural Resources	18,500	2,229,805
		10,311,815
Financials # - 30.0%
American Financial Group	26,060	1,748,105
BOK Financial	49,220	2,405,381
Citizens Financial Group	139,160	2,676,047
Corrections Corporation of America - REIT	123,800	3,581,534
Fifth Third Bancorp	151,990	2,319,367
FNF Group	63,000	2,077,740
Franklin Resources	82,000	2,939,700
Invesco	70,300	1,879,822
Investors Bancorp	192,254	2,176,315
Jones Lang LaSalle	18,100	1,847,467
Ryman Hospitality Properties - REIT	72,950	3,492,117
Weyerhaeuser - REIT	90,480	2,350,670
White Mountains Insurance Group	4,782	3,667,125
		33,161,390
Health Care - 7.1%
HealthSouth	86,310	3,040,701
St. Jude Medical	44,300	2,378,467
Universal Health Services, Class B	22,100	2,439,177
		7,858,345

Industrials - 8.9%
ADT	56,440	2,278,483
Clean Harbors *	59,904	2,551,910
Huntington Ingalls Industries	20,040	2,626,442
Robert Half International	59,950	2,361,431
		9,818,266
Information Technology - 9.1%
DST Systems	25,198	2,635,207
F5 Networks *	26,500	2,548,505
Lam Research	36,290	2,660,057
Synopsys *	48,680	2,178,430
		10,022,199
Materials - 3.8%
AptarGroup	21,300	1,570,023
Ashland	27,100	2,582,359
		4,152,382
Utilities - 8.1%
Entergy	41,550	3,000,326
Pinnacle West Capital	22,480	1,547,298
PPL	45,320	1,585,747
Public Service Enterprise Group	66,180	2,823,239
		8,956,610
TOTAL COMMON STOCKS
(Cost $110,633,621)		107,671,023

SHORT-TERM INVESTMENT - 1.8%
Invesco Treasury Portfolio, Institutional Class, 0.23%^
(Cost $2,028,619)	2,028,619	2,028,619

Total Investments - 99.3%
(Cost $112,662,240)		109,699,642
Other Assets and Liabilities, Net - 0.7%		764,542
Total Net Assets - 100.0%		$110,464,184

* Non-income producing security
#
As of February 29, 2016, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	The rate shown is the annualized seven day effective yield as of February 29, 2016.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$107,671,023	$-	$-	$107,671,023
Short-Term Investment	2,028,619	-	-	2,028,619
Total Investments in Securities	$109,699,642	$-	$-	$109,699,642

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

Reinhart Mid Cap Private Market Value Fund

Cost of investments	$112,662,240
Gross unrealized appreciation	6,637,858
Gross unrealized depreciation	(9,600,456)
Net unrealized depreciation	$(2,962,598)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date  April 27, 20216

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date  April 27, 20216

By (Signature and Title)* /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date  April 27, 20216